Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Schedule of Reconciliation of Changes in Fair Value Measurement of Financial Liabilities

The reconciliation of changes in fair value measurements of financial liabilities as at December 27, 2017 and March 31, 2017 is presented in the following table:

	December 27,	March 31,
	2017	2017

Opening balance at April 1, 2017 and March 1, 2016	$202,610	$151,343
Change in fair value (gain) loss	(189,001)	51,267
Loss of control of subsidiary (note 13)	(13,609)	—
Closing balance at December 27, 2017 and March 31, 2017	$—	$202,610

Schedule of Derivative Swap Agreements
(iii)	Derivative swap agreements:

	March 31,	March 31,
	2018	2017

Non-current asset
Interest rate swap contract	$19,090	$—
	$19,090	$—

Non-current liabilities
Cross currency swap contract	$—	$207,839
Interest rate swap contract	—	7,298
	$—	$215,137

Schedule of Maturity Analysis Associated with Interest Rate Swap Agreement Used to Manage Interest Risk Associated with Long-Term Debt	Details of the interest rate swap is as follows:
	Fixed rate	Notional		March 31,	March 31,
	%	amount	Maturity	2018	2017

Interest rate swap agreement	2.94	$3,883,923	Dec. 27, 2018	$19,090	$(7,298)

Schedule of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts

The aging of trade receivable balances and the allowance for doubtful accounts as at March 31, 2018 and 2017 were as follows:

	March 31,	March 31,
	2018	2017

Current	$3,908,804	$6,244,434
Past due 0-30 days	950,417	818,318
Past due 31-120 days	66,546	326,053
Past due over 121 days	606,829	625,752
Trade receivables	5,532,596	8,014,557

Less allowance for doubtful accounts	(605,964)	(623,856)
	$4,926,632	$7,390,701

Schedule of Movement of Trade Receivable Allowance for Doubtful Accounts

The movement in allowance for doubtful accounts in respect of trade receivables was as follows:

	March 31,	March 31,
	2018	2017

Balance, beginning of year	$623,856	$5,613,365
Bad debt expenses	—	30,847
Foreign exchange (gain) loss	(17,892)	(6,811)
Write-off against reserve	—	(5,013,545)
Balance, end of year	$605,964	$623,856

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities as at March 31, 2018 and 2017:

					March 31,
					2018
Required payments per year	Carrying	Contractual	Less than	1 to	More than
(in thousands of dollars)	amount	cash flows	1 year	5 years	5 years

Trade and other payables and long-term payable	$6,998	$6,998	$6,748	$250	$–
Loans and borrowings *	4,661	4,818	4,818	–	–
	$11,659	$11,816	$11,566	$250	$–

*	Includes interest payments to be made at the contractual rate.

					March 31,
					2017
Required payments per year	Carrying	Contractual	Less than	1 to	More than
(in thousands of dollars)	amount	cash flows	1 year	5 years	5 years

Trade and other payables and long-term payable	$10,788	$10,788	$9,993	$795	$–
Loans and borrowings *	22,932	26,459	8,681	17,778	–
Unsecured convertible debentures *	1,406	2,463	160	2,303	–
Interest rate swap	7	7	7	–	–
Cross currency rate swap	208	208	208	–	–
	$35,341	$39,925	$19,049	$20,876	$–

*	Includes interest payments to be made at the contractual rate.

Foreign Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Schedule of Effect of Changes in Foreign Exchange Currency

The following table provides an indication of the Corporation’s significant foreign exchange currency exposures as stated in Canadian dollars at the following dates:

	March 31,			March 31,
	2018			2017
	US$	US$	EURO	GBP

Cash and cash equivalents	$1,120,711	$5,204,124	$15,997	$1,778
Trade and other receivables	3,125,286	13,146,332	1,390,984	36,239
Trade and other payables	(1,338,182)	(6,566,584)	(463,134)	—
Long-term payable	(483,549)	(795,072)	—	—
Derivative financial liability swap	—	(30,741)	—	—
Long-term debt (1)	—	(3,682,294)	—	—
	$2,424,266	$7,275,765	$943,847	$38,017
(1)	This reflects the cross currency swap agreements applied to the debt in GBP.

The following exchange rates are those applicable for the year ended March 31, 2018 and for the thirteen-month period ended March 31, 2017:

		March 31,		March 31,
		2018		2017
	Average	Reporting	Average	Reporting

US$ per CAD	1.2834	1.2900	1.3134	1.3299
EURO per CAD	1.5008	1.5898	1.4424	1.4251
GBP per CAD	1.7022	1.8079	1.7275	1.6700

Based on the Corporation’s foreign currency exposures noted above, varying the above foreign exchange rates to reflect a 5% strengthening of the US dollar, Euro and GBP would have increased the net profit as follows, assuming that all other variables remained constant:

	March 31,			March 31,
	2018			2017
	US$	US$	EURO	GBP

Increase in net profit	$121,212	$363,787	$47,192	$1,901

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Corporation’s Exposure to Interest Rate Risk

The Corporation’s exposure to interest rate risk as at March 31, 2018 and 2017 is as follows:

Cash and cash equivalents	Short-term fixed interest rate
Restricted short-term investments	Short-term fixed interest rate
Loans and borrowings	Fixed and variable interest rates
Unsecured convertible debentures until the loss on control of Acasti	Fixed interest rates